CONDENSED FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2011
Condensed Financial Statements [Text Block]

30. CONDENSED FINANCIAL INFORMATION OF THE COMPANY

          The following is the condensed financial information of the Company on a non-consolidated basis:

Balance sheets

	December 31,
	2010	2011

	US$	US$

ASSETS
Current assets
Cash and cash equivalents	8,088	2,884
Prepayments and other current assets	1,541	135

Total current assets	9,629	3,019
Non-current assets
Property, plant and equipment, net	11	7
Investment in subsidiaries	417,166	416,542
Other non-current assets	157	139

Total non-current assets	417,334	416,688

TOTAL ASSETS	426,963	419,707

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Amounts due to subsidiaries	15,940	13,919
Accrued expense and other current liabilities	2,575	2,821
Deferred tax liabilities	—	537
Warrant liabilities	—	440

Total current liabilities	18,515	17,717

Non-current liabilities
Other non-current liabilities	—	129

	—	129

Total liabilities	18,515	17,846

Shareholders’ equity
Ordinary shares (par value US$0.001 per share, 400,000,000 shares authorized as of December 31, 2010 and 2011; 153,295,516 and 161,989,097 shares issued and outstanding as of December 31, 2010 and 2011)	153	162
Additional paid-in capital	498,213	516,967
Accumulated other comprehensive income	22,922	42,968
Accumulated deficit	(112,840)	(158,236)

Total shareholders’ equity	408,448	401,861

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	426,963	419,707

Statements of operations

	For the Years Ended December 31,
	2009	2010	2011

	US$	US$	US$

Revenues	—	—	—
Cost of revenues	—	—	—
Gross profit	—	—	—

Operating expenses:
General and administrative expenses	(4,785)	(12,016)	(18,247)
Total operating expenses	(4,785)	(12,016)	(18,247)
Operating loss	(4,785)	(12,016)	(18,247)
Equity in (losses) profits of subsidiaries	(747)	14,814	(27,402)
Share of losses in an equity investee	(70)	—	—
Interest income	319	555	66
Interest expense	(419)	(19)	(23)
Change in fair value of derivatives and warrant liabilities	(13,793)	365	951
Exchange loss	(6)	(403)	(580)
Other income, net	105	446	375

(Loss) income before income tax expense	(19,396)	3,742	(44,860)
Income tax expense	—	—	(536)

Net (loss) income	(19,396)	3,742	(45,396)

Statements of cash flows
	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Cash flows used in operating activities	(3,289)	(10,157)	(8,740)
Cash flows used in investing activities	(21,643)	(86,071)	(6,500)
Cash flows provided by financing activities	10,787	85,988	10,036

Net decrease in cash and cash equivalents	(14,145)	(10,240)	(5,204)

Cash and cash equivalents at the beginning of year	32,473	18,328	8,088

Cash and cash equivalents at the end of year	18,328	8,088	2,884

(a) Basis of presentation

          In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since the date of acquisition. Company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

          The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323-10. Such investment is presented as “Investment in subsidiaries” in the balance sheet and share of the subsidiaries’ losses or profits is presented as “Equity in (losses) profits of subsidiaries” in the statements of operations.

          The subsidiaries did not pay any dividend to the Company for the years presented.

          Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted by reference to the disclosures in the consolidated financial statements.

(b) Commitments

          The Company does not have any significant commitments or long-term obligations as of any of the years presented, except for those disclosed in the consolidated financial statements (Note 22).